Consolidated Statement of Cash Flows, Current Financial Investments € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Note to the cash flow statement
Current financial investments	€ 3,585,945		€ 2,469,809	€ 3,026,278
Cash and cash equivalents	508,117	$ 97.3	2,233,368	2,135,187
Cash and cash equivalents classified as assets held for sale				7,884
Current financial investments and cash and cash equivalents	€ 4,094,062		€ 4,703,177	€ 5,169,349